Document Information	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	UNION BANKSHARES, INC.
Entity Central Index Key	0000706863
Entity Incorporation, State or Country Code	VT
Entity File Number	001-15985
Entity Tax Identification Number	03-0283552
Entity Address, Address Line One	20 Lower Main St., P.O. Box 667
Entity Address, City or Town	Morrisville
Entity Address, State or Province	VT
Entity Address, Postal Zip Code	05661-0667
City Area Code	802
Local Phone Number	888-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false